RISK MANAGEMENT (Details 10) - Interest Rate Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CLP
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Exposure	$ (2,267,374)	$ (1,942,677)	$ 13,530
CLF
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Exposure	877,152	1,118,526	448,256
COP & UVR [Member]
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Exposure	(550,847)	(778,611)
FX
SensitivityAnalysisForInterestRateRiskLineItems [Line Items]
Exposure	$ (338,228)	$ 93,673	$ (52,231)